Fair Value (Tables)	3 Months Ended
Jun. 30, 2024
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The following table presents the Company’s fair value hierarchy for assets and liabilities measured and recognized at fair value, excluding investments where the NAV practical expedient has been elected, on a recurring basis:

	As of June 30, 2024				As of March 31, 2024
(in millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial assets
Money market funds	$1,311	$—	$—	$1,311	$1,744	$—	$—	$1,744
Short-term investments (1)	1,000	—	—	1,000	1,000	—	—	1,000
Equity investments (2)	82	—	466	548	—	—	466	466
Convertible loans receivable	—	—	33	33	—	—	32	32
Foreign currency forward contracts	—	3	—	3	—	4	—	4
Total financial assets	$2,393	$3	$499	$2,895	$2,744	$4	$498	$3,246

Financial liabilities
Foreign currency forward contracts	$—	$1	$—	$1	$—	$4	$—	$4
Total financial liabilities	$—	$1	$—	$1	$—	$4	$—	$4
(1)Short-term investments represent term deposits with banks with a maturity between 3 and 12 months.
(2)In accordance with Accounting Standards Codification (“ASC”) Subtopic 820-10, Fair Value Measurements, investments that are measured at fair value using the NAV practical expedient are not classified in the fair value hierarchy.

Schedule of Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation
The following tables summarize changes in the fair value, along with other activity associated with the Company’s Level 3 financial assets and liabilities:
Equity Method Investments

	Three Months Ended June 30,
(in millions)	2024	2023
Fair value of financial assets at the beginning of the period	$466	$482
Fair value losses recognized in the Condensed Consolidated Income Statements	—	(10)
Fair value at the end of the period	$466	$472
Convertible Loans Receivable

	Three Months Ended June 30,
(in millions)	2024	2023
Fair value of financial assets at the beginning of the period	$32	$31
Fair value gains recognized in the Condensed Consolidated Income Statements	1	—
Fair value at the end of the period	$33	$31

Schedule of Fair Value Measurement Inputs and Valuation Techniques
The following tables provide quantitative information related to certain key assumptions utilized in the valuation of equity method investments accounted for under the fair value option:

As of June 30, 2024 and March 31, 2024
(in millions)	Fair value as of June 30, 2024	Fair value as of March 31, 2024	Valuation Technique	Unobservable Inputs	Range of Estimates
Equity Method Investments	$466	$466	Acetone Limited – Market-Calibration or discounted cash flow	LTM Revenue Multiple	1.3x - 1.5x
			Ampere – PWER	Probability of IPO	100%
				Time to future exit scenario	1.5 years
				Discount rate	17.6%